Income tax - Summary of Deferred Tax Relates (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred tax assets	$ 10,203	$ 5,860
Deferred tax assets	10,203	5,860
Deferred tax assets	10,203	5,860
Property, plant and equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liabilities	(3,759)	(11,287)
Lease right-of-use asset
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liabilities	(9,899)	(29,474)
Lease liability
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	9,470	30,750
Inventory
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	2,900	4,103
Loss Allowances for Financial Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	203	289
Accrued Interest [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	234	1,798
Accrued Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	5,098	1,438
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	497	4,533
Deferred Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	1,296	766
Share Based Compensation
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	503	319
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	$ 3,660	$ 2,625